Recurring Fair Value Measurements (Details) - Schedule of Change in Fair Value Forward Purchase Agreement - Plum Acquisition Corp. I [Member] - Forward Purchase Agreement (“FPA”) Liability [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Recurring Fair Value Measurements (Details) - Schedule of Change in Fair Value Forward Purchase Agreement [Line Items]
Fair value
Issuance of FPA liability	308,114
Change in fair value	$ (308,114)